Restatement of Previously Issued Financial Statements (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Share of warrants exercised (in Shares)	371,535
Accounts receivable due from investors (in Dollars)	$ 4.3
Earnings (loss) per share, diluted	$ (0.35)	$ (0.16)
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Earnings (loss) per share, diluted	(0.35)
As Reported [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Earnings (loss) per share, diluted	$ 2.93